Liability Related to Warrants - Summary of Fair Value of Derivative Warrant Liabilities Estimated Using Black-Scholes Option Pricing Model (Details)	Jun. 30, 2022 yr $ / Pershare shares	Jun. 23, 2022 yr $ / Pershare	Mar. 31, 2022 $ / Pershare yr	Mar. 14, 2022 $ / Pershare yr	Jun. 30, 2021 yr $ / Pershare shares	Mar. 31, 2021 $ / Pershare yr
2020 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	1.4				40.95
2020 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	78.75				78.75
2020 Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | shares	0				0
2020 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.0299				0.0073
2020 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr	3.32				4.32
2020 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.926				0.776
2021 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	1.4				40.95
2021 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	78.75				78.75
2021 Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | shares	0				0
2021 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.03				0.0089
2021 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr	4.14				5.14
2021 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	0.892				0.736
Series A Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	1.4				0
Series A Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	11.2				0
Series A Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | shares	0				0
Series A Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	3.01				0
Series A Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr	5.21				0
Series A Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	85.4				0
Series B Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	1.4				0
Series B Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	11.2				0
Series B Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | shares	0				0
Series B Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	2.83				0
Series B Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr	1.21				0
Series B Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	96.4				0
Series C Warrants
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	1.4	2.9
Series C Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	2.32	2.32
Series C Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr	0	0
Series C Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	3.01	3.38
Series C Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr	4.98	5
Series C Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	86.3	84
Series D warrants
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	1.4	2.9
Series D warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	2.32	2.32
Series D warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr	0	0
Series D warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	2.92	3.21
Series D warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr	1.98	2
Series D warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input	93.5	88.7
Black-Scholes Option Pricing Model | 2020 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			7.7			45.85
Black-Scholes Option Pricing Model | 2020 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			78.75			78.75
Black-Scholes Option Pricing Model | 2020 Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0			0
Black-Scholes Option Pricing Model | 2020 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.0244			0.008
Black-Scholes Option Pricing Model | 2020 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr			3.57			4.57
Black-Scholes Option Pricing Model | 2020 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.832			0.761
Black-Scholes Option Pricing Model | 2021 Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			7.7			45.85
Black-Scholes Option Pricing Model | 2021 Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			78.75			78.75
Black-Scholes Option Pricing Model | 2021 Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0			0
Black-Scholes Option Pricing Model | 2021 Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.0249			0.0101
Black-Scholes Option Pricing Model | 2021 Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr			4.39			5.39
Black-Scholes Option Pricing Model | 2021 Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.835			0.72
Black-Scholes Option Pricing Model | Series A Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			7.7	45.85
Black-Scholes Option Pricing Model | Series A Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			11.2	11.2
Black-Scholes Option Pricing Model | Series A Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0	0
Black-Scholes Option Pricing Model | Series A Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.0194	0.0212
Black-Scholes Option Pricing Model | Series A Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr			5.46	5.5
Black-Scholes Option Pricing Model | Series A Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.775	0.761
Black-Scholes Option Pricing Model | Series B Warrants | Share Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			7.7	45.85
Black-Scholes Option Pricing Model | Series B Warrants | Exercise Price
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			11.2	11.2
Black-Scholes Option Pricing Model | Series B Warrants | Dividend Yield
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0	0
Black-Scholes Option Pricing Model | Series B Warrants | Risk Free Interest
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.0146	0.0158
Black-Scholes Option Pricing Model | Series B Warrants | Remaining Contractual Life (Years)
Class Of Warrant Or Right [Line Items]
Warrants, measurement input | yr			1.46	1.5
Black-Scholes Option Pricing Model | Series B Warrants | Expected Volatility
Class Of Warrant Or Right [Line Items]
Warrants, measurement input			0.87	0.833